RELATED PARTIES	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 5 — RELATED PARTIES

Founder Shares and EBC Founder Shares

On February 27, 2023, the Sponsors received 1,725,000 of the Company’s ordinary shares (“Founder Shares”) in exchange for $25,000 paid for offering costs borne by the Sponsors. Up to 225,000 of such Founder Shares were subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full. On July 17, 2023, the underwriters exercised their over-allotment option in full.

On March 15, 2023, the Company issued to EBC 180,000 ordinary shares (“EBC founder shares”) for a purchase price of $0.014 per share and an aggregate purchase price of $2,520. The EBC founder shares are deemed to be underwriters’ compensation by FINRA pursuant to Rule 5110 of the FINRA Manual. The Company estimated the fair value of the EBC founder shares to be approximately $1,016,000 or $5.65 per share using the Black-Scholes option pricing model. The Company accounted for the difference between the par value and fair value of the shares as offering cost.

The fair value of the EBC founder shares was estimated at March 15, 2023. The Company used the following assumptions to estimate the fair value of EBC founder shares using Level 3 fair value measurements inputs at the measurement date:

Time to expiration	1.84
Risk-free rate	4.0%
Volatility	5.0%
Dividend yield	0.0%
Probability of completion of business combination	60.0%

The Sponsors have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of the initial Business Combination and (B) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after an initial Business Combination that results in all of the Company’s public shareholders having the right to exchange their ordinary shares for cash, securities or other property. EBC has also agreed, subject to exceptions, that the EBC founder shares cannot be sold, transferred or assigned, until the consummation of an initial business combination.

Promissory Note — Related Party

On February 27, 2023, the Sponsors issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2023, or (ii) the consummation of the IPO. The Promissory Note expired on July 14, 2023.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of IPO to purchase up to 900,000 additional Units to cover over-allotments, at the IPO price less the underwriting discounts and commissions.

The underwriters were entitled to a cash underwriting discount of $0.25 per Unit, or $1,500,000 in the aggregate (or $1,725,000 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the IPO.

On July 17, 2023, the underwriters exercised the over-allotment option in full to purchase 900,000 Units. As a result, on July 18, 2023, the Company sold an additional 900,000 Units at $10.00 per Unit, generating gross proceeds to the Company of $9,000,000.

Due to Related Party

The Sponsors paid certain formation, operating or offering costs on behalf of the Company. These amounts were due on demand and non-interest bearing. Before the IPO, the Sponsors had paid $151,318 on behalf of the Company for expenses related to IPO, which was fully repaid upon closing of the IPO on July 14, 2023 out of the offering proceeds held in trust account.

As of September 30, 2024, the total accrued expenses due to related parties was $65,695, which includes $60,000 payable for administration fee and $5,695 payable for accounting related service fee. As of December 31, 2023, the total accrued expenses due to related parties was $25,250, which include $20,000 payable for administration fee and $5,250 payable for accounting service fee. See following paragraphs for details.

Initial Accounting Service Fee

The Company has engaged TenX Global Capital, a related party of the Company, to assist in the preparation of financial statements and other accounting consulting services.

This initial accounting service fee was only related with the initial accounting preparation which was incurred in the period from February 17, 2023 (inception) to September 30, 2023 with total amount of $20,000. There was no such cost in the subsequent periods.

Accounting Service Agreement

The Company has engaged TenX Global Capital, a related party of the Company, to assist in preparing quarterly and annual financial statements commencing following the consummation of the IPO. The Company has agreed to pay for these services at a fixed quarterly rate of $5,250 each quarter. For three months ended September 30, 2024 and 2023, service fees of $5,250 have been accrued for these services. For nine months ended September 30, 2024 and during the period from February 17, 2023 (inception) through September 30, 2023, service fee of $15,750 and $5,250 have been incurred for these services.

Administration Fee

Commencing on the effectiveness of the Registration Statement on July 11, 2023, an affiliate of the Sponsors will be allowed to charge the Company an allocable share of its overhead, up to $10,000 per month, until to the close of the Business Combination, to compensate it for the Company’s use of its office, utilities and personnel. Administration fee of $30,000 and $90,000 were incurred for the three and nine months ended September 30, 2024, respectively. For three months ended September 30, 2023 and the period from February 17, 2023 (inception) through September 30, 2023, an administration fee of $26,667 was recorded and paid.

NOTE 5 — RELATED PARTIES

Founder Shares and EBC Founder Shares

On February 27, 2023, the Sponsors received 1,725,000 of the Company’s ordinary shares (“Founder Shares”) in exchange for $25,000 paid for offering costs borne by the Sponsors. Up to 225,000 of such Founder Shares were subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full (See Note 7).

On March 15, 2023, the Company issued to EBC 180,000 ordinary shares (“EBC founder shares”) for a purchase price of $0.014 per share and an aggregate purchase price of $2,520. The EBC founder shares are deemed to be underwriters’ compensation by FINRA pursuant to Rule 5110 of the FINRA Manual. The Company estimated the fair value of the EBC founder shares to be approximately $1,016,000 or $5.65 per share using the Black-Scholes option pricing model. The Company accounted for the difference between the par value and fair value of the shares as offering cost.

The fair value of the EBC founder shares was estimated at March 15, 2023. The Company used the following assumptions to estimate the fair value of EBC founder shares using Level 3 fair value measurements inputs at the measurement date:

Time to expiration	1.84
Risk-free rate	4.0%
Volatility	5.0%
Dividend yield	0.0%
Expected likelihood of a successful business combination	60%

The Sponsors have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of the initial Business Combination and (B) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after an initial Business Combination that results in all of the Company’s public shareholders having the right to exchange their ordinary shares for cash, securities or other property. EBC has also agreed, subject to exceptions, that the EBC founder shares cannot be sold, transferred or assigned, until the consummation of an initial business combination.

Promissory Note — Related Party

On February 27, 2023, the Sponsors issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2023, or (ii) the consummation of the IPO. The Promissory Note expired on July 14, 2023. As of December 31, 2023, there were no amounts outstanding under the Promissory Note.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of IPO to purchase up to 900,000 additional Units to cover over-allotments, at the IPO price less the underwriting discounts and commissions.

The underwriters were entitled to a cash underwriting discount of $0.25 per Unit, or $1,500,000 in the aggregate (or $1,725,000 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the IPO.

On July 17, 2023, the underwriters exercised the over-allotment option in full to purchase 900,000 Units. As a result, on July 18, 2023, the Company sold an additional 900,000 Units at $10.00 per Unit, generating gross proceeds to the Company of $9,000,000.

Accrued Expenses Due to Related Party

The Sponsors paid certain formation, operating or offering costs on behalf of the Company. These amounts were due on demand and non-interest bearing. As of December 31, 2023, the Sponsors had paid $151,318 on behalf of the Company for expenses related to IPO, which was fully repaid upon closing of the IPO on July 14, 2023 out of the offering proceeds held in trust account.

As of December 31, 2023, the total accrued expenses due to related parties was $25,250, which include $20,000 payable for administration fee and $5,250 payable for accounting service fee. See following paragraphs for details.

Initial Accounting Service Fee

The Company has engaged TenX Global Capital, a related party of the Company, to assist in the preparation of consolidated financial statements and other accounting consulting services.

During the period from February 17, 2023 (inception) through December 31, 2023, a service fee of $20,000 of offering costs have been incurred for these services.

Accounting Service Agreement

The Company has engaged TenX Global Capital, a related party of the Company, to assist in preparing quarterly and annual financial statements commencing following the consummation of the IPO. The Company has agreed to pay for these services at a fixed quarterly rate of $5,250 each quarter. As of December 31, 2023, a service fee of $10,500 has been accrued with $5,250 paid for the second and third quarter accounting service.

Administration Fee

Commencing on the effectiveness of the Registration Statement on July 11, 2023, an affiliate of the Sponsors will be allowed to charge the Company an allocable share of its overhead, up to $10,000 per month, until to the close of the Business Combination, to compensate it for the Company’s use of its office, utilities and personnel. An administration fee of $56,667 was recorded with $36,667 paid for the period from February 17, 2023 (inception) through December 31, 2023. The unpaid amount as of December 31, 2023 was $20,000.